Other Borrowings - FHLB Advances (Details) - Federal Home Loan Bank, Advances, Fixed Rate - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed rate advance, 2023, amount		$ 25,000
Fixed rate advance, 2023, rate		4.28%
Fixed rate advance, 2025, amount	$ 50,000	$ 0
Fixed rate advance, 2025, rate	5.16%
Total fixed rate advances, amount	$ 50,000	$ 25,000
Total fixed rate advances, rate	5.16%	4.28%